Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SPDR INDEX SHARES FUNDS (Formerly streetTRACKS Index Shares Funds)
Prospectus Date	rr_ProspectusDate	Oct. 20, 2015
SPDR MSCI China A Shares IMI ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY SPDR® MSCI China A Shares IMI ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The SPDR MSCI China A Shares IMI ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of an index based upon the investible stocks of Chinese companies that issue A Shares.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the date of this Prospectus, the Fund does not have a portfolio turnover rate.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below reflect the expenses of the Fund and do not reflect brokerage commissions you may pay on purchases and sales of the Fund’s Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	THE FUND’S PRINCIPAL INVESTMENT STRATEGY
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In seeking to track the performance of the MSCI China A International IMI Index (the "Index"), the Fund employs a sampling strategy, which means that the Fund is not required to purchase all of the securities represented in the Index. Instead, the Fund may purchase a subset of the securities in the Index in an effort to hold a portfolio of securities with generally the same risk and return characteristics of the Index. The quantity of holdings in the Fund will be based on a number of factors, including asset size of the Fund. Based on its analysis of these factors, State Street Global Advisors Asia Limited (the "Sub-Adviser"), the investment sub-adviser to the Fund, may invest the Fund's assets in a subset of securities in the Index or may invest the Fund's assets in substantially all of the securities represented in the Index in approximately the same proportions as the Index.

Under normal circumstances, the Fund generally invests substantially all, but at least 80%, of its total assets in the securities comprising the Index or in American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs") based on securities comprising the Index. In addition, under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in A Shares of Chinese issuers or in derivatives or other instruments that provide investment exposure to A Shares of Chinese issuers. The Fund may invest up to 20% of its assets in investments that are not included in the Index. While the Fund intends to invest primarily in A Shares, the Fund may also invest in futures contracts, swaps and other derivative instruments (not including non-deliverable forwards), and other affiliated and unaffiliated pooled investment vehicles, including foreign investment companies, that SSGA Funds Management, Inc. ("SSGA FM" or the "Adviser") and/or the Sub-Adviser believes will help the Fund to achieve its investment objective. The Fund may also invest in other investments including but not limited to B shares of companies listed on the Shanghai and Shenzhen Stock Exchanges, H shares of companies incorporated in Mainland China and listed on the Hong Kong Stock Exchange, shares of Red Chip companies with controlling Chinese shareholders that are incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange, shares of China-related companies listed on the Hong Kong Stock Exchange, shares of P-Chips companies with controlling Chinese shareholders incorporated outside of Mainland China and listed on the Hong Kong Stock Exchange, and ADRs or GDRs representing securities not in the Index. In addition, the Fund may invest in equity securities that are not included in the Index (including common stock, preferred stock, depositary receipts and shares of other investment companies), cash and cash equivalents or money market instruments, such as repurchase agreements and affiliated and unaffiliated money market funds.

The Index is a free-float adjusted, market capitalization weighted index (giving greater weight to larger companies, based on the value of securities available in the market) designed to capture large, mid and small cap representation across Chinese securities with A Share listings on the Shanghai or Shenzhen Stock Exchanges. The Index is comprised solely of A Shares and aims to capture approximately 99% of the investible Chinese domestic A Shares equity universe.

To be eligible for the Index, a security and its issuing company must meet certain size and capitalization requirements. In particular: (i) a company must have a full market capitalization within the range of the top 99% of the developed market equity universe, based on free-float adjusted market capitalization (for emerging market companies, the required full market capitalization is set at one half the corresponding level for developed market companies) and (ii) a security must have a free-float adjusted market capitalization equal to or greater than 50% of the smallest company identified above. In addition, the securities must meet the following liquidity requirements: (i) a three-month and twelve-month Annualized Traded Value Ratio of at least 15% and (ii) a three-month frequency of trading of at least 80%. "ST" and "*ST" securities, which are shares of companies that have received delisting warning from the Shanghai or Shenzhen Stock Exchanges due to abnormal financial conditions, are not eligible for Index inclusion. The Index is reviewed quarterly and rebalanced quarterly. As of October 16, 2015, the Index was comprised of 1,795 securities.

A Shares are equity securities issued by companies incorporated in Mainland China and are denominated and currently traded in Renminbi ("RMB") on the Shanghai or Shenzhen Exchanges. Subject to minor exceptions, under current regulations in the People's Republic of China ("China" or the "PRC"), foreign investors, such as the Fund, can invest in A Shares only (i) through certain foreign institutional investors that have obtained a license and quota from the Chinese regulators and (ii) through the Hong Kong-Shanghai Stock Connect program, a program between the Shanghai Stock Exchange, the Stock Exchange of Hong Kong Limited, China Securities Depository and Clearing Corporation Limited and Hong Kong Securities Clearing Company Limited designed to permit mutual stock market access between Mainland China and Hong Kong ("Stock Connect"). The Fund invests in China A Shares through the Sub-Adviser, who is licensed as a Renminbi Qualified Foreign Institutional Investor ("RQFII") from the China Securities Regulatory Commission ("CSRC") and has received an initial RQFII quota by China's State Administration of Foreign Exchange ("SAFE"). The Sub-Adviser, on behalf of the Fund, may invest RMB in A Shares and other permitted China securities listed on the Shanghai and Shenzhen Stock Exchanges up to the specified RQFII quota. The Sub-Adviser may, but is not required to, apply for an increase of the initial RQFII quota subject to certain conditions, including the use of all or substantially all of the initial quota. There is no guarantee that an application for additional quota will be granted. If the Sub-Adviser's RQFII quota is or becomes inadequate to meet the investment needs of the Fund or if the Sub-Adviser is unable to maintain its RQFII status, the Adviser and/or Sub-Adviser may seek to gain exposure to the A Shares market by investing in securities not included in the Index, futures contracts, swaps and other derivative instruments and other pooled investment vehicles, including foreign and/or affiliated funds, that provide exposure to the A Shares market until additional RQFII quota can be obtained. The Fund may also invest in China A Shares listed and traded on the Shanghai Stock Exchange through the Stock Connect program. Through the Stock Connect program, foreign investors, such as the Fund, can trade eligible China A Shares subject to trading limits and rules and regulations as may be issued from time to time. The Fund's investments in China A Shares through the Stock Connect program is limited by the aggregate investment quotas, including daily quotas, that limit total purchases and/or sales through the Stock Connect program. The Sub-Adviser may also utilize its license as a "Qualified Foreign Institutional Investor" ("QFII") on behalf of the Fund. To the extent the Sub-Adviser utilizes its QFII quota for investment by the Fund, the Fund's investment will be subject to significant restrictions regarding currency remittance into, and currency repatriation from, the PRC.

The Index is sponsored by Morgan Stanley Capital International Inc. (the "Index Provider") which is not affiliated with the Fund or the Adviser. The Index Provider determines the composition of the Index, relative weightings of the securities in the Index and publishes information regarding the market value of the Index.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Special Risk Considerations of Investing in China. Investing in securities of Chinese issuers involves certain risks and considerations not typically associated with investing in securities of U.S. issuers, including, among others, (i) the smaller size of the market for Chinese securities and the lower volume of trading, potentially resulting in a lack of liquidity and in price volatility, (ii) currency devaluations and other currency exchange rate fluctuations or blockage, (iii) the nature and extent of intervention by the Chinese government in the Chinese securities markets, whether such intervention will continue and the impact of such intervention or its discontinuation, (iv) the risk of nationalization or expropriation of assets, (v) the risk that the Chinese government may decide not to continue to support economic reform programs, (vi) limitations on the use of brokers, (vii) higher rates of inflation, (viii) accounting, auditing and financial reporting standards in China are different from U.S. standards and, therefore, disclosure of certain material information may not be available, (ix) greater political, economic, social, legal and tax-related uncertainty, (x) market volatility caused by any potential regional territorial conflicts or natural disasters, (xi) the risk of increased trade tariffs, embargoes and other trade limitations, and (xii) custody risks associated with investing through a RQFII. Significant portions of the Chinese securities markets may become rapidly illiquid, as Chinese issuers have the ability to suspend the trading of their equity securities, and have shown a willingness to exercise that option in response to market volatility and other events. The liquidity of Chinese securities may shrink or disappear suddenly and without warning as a result of adverse economic, market or political events, or adverse investor perceptions, whether or not accurate. The liquidity of a suspended security may be significantly impaired. Illiquid investments may be more difficult for the Fund to value. Illiquidity of the Fund's holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis. Unusually high redemption requests or other unusual market conditions may make it difficult for the Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund.

Special Risk Considerations Relating to the RQFII Regime and Investments in A Shares: The A Share market is volatile with a risk of suspension of trading in a particular security or multiple securities or government intervention. Securities in the A Share market may be suspended from trading without an indication of how long the suspension will last, which may impair the liquidity of such securities and may impact the ability of the Fund to track its Index. The Chinese securities markets are emerging markets characterized by relatively low trading volume, resulting in substantially less liquidity and greater price volatility. Liquidity risks may be more pronounced for the A Share market than for Chinese securities markets generally because the A Share market is subject to greater government restrictions and control, including trading suspensions.

RQFII quota may be reduced or revoked by Chinese regulators if, among other things, the Sub-Adviser fails to observe SAFE regulations and other applicable Chinese regulations, which could also lead to other adverse consequences, including the requirement that the Fund dispose of its A Shares holdings. In addition, the RQFII regulations provide that the size of a RQFII's quota may be reduced or cancelled by the SAFE if the RQFII is unable to use its RQFII quota effectively within one year after the quota is granted. A reduction in or elimination of the RQFII quota may not only adversely affect the ability of the Fund to invest directly in A Shares, but also the willingness of swap counterparties to engage in swaps on A Shares and the performance of pooled investment vehicles linked to the performance of A Shares. Therefore, any such reduction or elimination may have a material adverse effect on the ability of the Fund to achieve its investment objective. These risks are compounded by the fact that at present there are only a limited number of firms and counterparties that have QFII or RQFII status or are otherwise able to obtain RQFII quota (or QFII quota).

The Fund's ability to achieve its investment objective by investing in the component securities of the Index is dependent on the continuous availability of A Shares. Because the Fund will not be able to invest directly in A Shares in excess of the portion of the Sub-Adviser's RQFII quota (or QFII quota) allocated to the Fund and beyond the limits that may be imposed by the Stock Connect program, the size of the Fund's direct investment in A Shares may be limited.

If the Fund is unable to obtain sufficient exposure to the performance of the Index due to the limited availability of RQFII quota or other investments that provide exposure to the performance of A Shares, the Fund could, among other actions, limit or suspend creations until the Sub-Adviser determines that the requisite exposure to the Index is obtainable. During the period that creations are limited or suspended, the Fund could trade at a significant premium or discount to the NAV and could experience substantial redemptions. Alternatively, the Fund could change its investment objective by, for example, seeking to track an alternative index that does not include A Shares as its component securities, or decide to liquidate the Fund.

Stock Connect Investing Risk: The Fund may invest in A Shares listed and traded on the Shanghai Stock Exchange through the Stock Connect program, or on such other stock exchanges in China which participate in the Stock Connect program from time to time. Trading through Stock Connect is subject to a number of restrictions that may affect the Fund's investments and returns. For example, trading through the Stock Connect program is subject to aggregate investment quotas that limit total purchases and sales through the Stock Connect program as well as daily quotas that limit the maximum daily net purchases on any particular day, each of which may restrict or preclude the Fund's ability to invest in A Shares through the Stock Connect program. In addition, investments made through the Stock Connect program are subject to trading, clearance and settlement procedures that are untested in the PRC, which could pose risks to the Fund. Moreover, A Shares purchased through the Stock Connect program generally may not be sold, purchased or otherwise transferred other than through the Stock Connect program in accordance with applicable rules. A primary feature of the Stock Connect program is the application of the home market's laws and rules applicable to investors in A Shares. Therefore, the Fund's investments in Stock Connect A Shares are generally subject to PRC securities regulations and listing rules, among other restrictions. Finally, uncertainties in PRC tax rules governing taxation of income and gains from investments in Stock Connect A Shares could result in unexpected tax liabilities for the Fund. The withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled.

The Stock Connect program will only operate on days when both the PRC and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of A Shares during the time when the Stock Connect program is not trading.

The Stock Connect program is a pilot program in its initial stages. Further developments are likely and there can be no assurance as to the program's continued existence or whether future developments regarding the program may restrict or adversely affect the Fund's investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and the PRC, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect program are uncertain, and they may have a detrimental effect on the Fund's investments and returns.

A Shares Tax Risk: Uncertainties in the Chinese tax rules governing taxation of income and gains from investments in A Shares could result in unexpected tax liabilities for the Fund. China generally imposes withholding tax at a rate of 10% on dividends and interest derived by QFIIs from issuers resident in China. There is at present, however, no direct authority on the application of these taxes to an RQFII. China also imposes withholding tax at a rate of 10% on capital gains derived by nonresident enterprises from investments in an issuer resident in China. The withholding taxes on dividends, interest and capital gains may in principle be subject to a reduced rate under an applicable tax treaty, but the application of such treaties in the case of an RQFII acting for a foreign investor such as the Fund is also uncertain. Finally, it is also unclear how China's business tax may apply to activities of an RQFII and how such application may be affected by tax treaty provisions. The imposition of such taxes, particularly on a retrospective basis, could have a material adverse effect on the Fund's returns.

On November 14, 2014, The Ministry of Finance of the PRC, the State Administration of Taxation of the PRC and the China Securities Regulatory Commission issued a notice providing that QFIIs and RQFIIs (without an establishment or place of business in the PRC or having an establishment or place in the PRC but the income so derived in the PRC is not effectively connected with such establishment or place) will be temporarily exempt from corporate income tax on gains derived from the trading of PRC equity investments (including A Shares) effective from November 17, 2014. A second notice was issued the same day providing that the capital gain from disposal of A Shares by foreign investor enterprises via the Stock Connect program will be temporarily exempt from withholding income tax. There is no indication of how long the temporary exemption will remain in effect and the Fund may be subject to such withholding income tax in the future. The negative impact of any such tax liability on the Fund's return could be substantial.

The PRC rules for taxation of RQFIIs, QFIIs and the Stock Connect program are evolving and certain of the tax regulations to be issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance to clarify the subject matter may apply retrospectively, even if such rules are adverse to the Fund and its shareholders.

The Fund may elect, for U.S. federal income tax purposes, to treat Chinese taxes (including withholding taxes) paid by the Fund as paid by its shareholders. Even if the Fund is qualified to make that election and does so, however, your ability to claim a credit for certain Chinese taxes may be limited under general U.S. tax principles and may not extend to taxes that are reserved but currently unpaid.

In addition, to the extent the Fund invests in swaps and other derivative instruments, such investments may be less tax-efficient from a U.S. tax perspective than direct investment in A Shares and may be subject to special U.S. federal income tax rules that could adversely affect the Fund. Also, the Fund may be required to periodically adjust its positions in those instruments to comply with certain regulatory requirements which may further cause these investments to be less efficient than a direct investment in A Shares.

Should the Chinese government impose restrictions on the Fund's ability to repatriate funds associated with direct investment in A Shares, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

Currency and Repatriation Risk: The Index is calculated in onshore RMB (CNY) traded only in the PRC, whereas the Fund's reference currency is the U.S. dollar. As a result, the Fund's return may be adversely affected by currency exchange rates. In addition, the Chinese government heavily regulates the domestic exchange of foreign currencies within China. Chinese law requires that all domestic transactions must be settled in RMB, places significant restrictions on the remittance of foreign currency, and strictly regulates currency exchange from RMB. There is no assurance that there will always be sufficient amounts of RMB for the Fund to remain fully invested. Repatriations by RQFIIs are currently permitted daily and are not subject to repatriation restrictions or prior regulatory approval. However, there is no assurance that Chinese rules and regulations will not change or that repatriation restrictions will not be imposed in the future. Further, such changes to the Chinese rules and regulations may be applied retroactively. Any restrictions on repatriation of the Fund's portfolio investments may have an adverse effect on the Fund's ability to meet redemption requests.

Offshore RMB Risk: Currently, the amount of RMB denominated financial assets outside the PRC is limited, which limits the availability of RMB that participating authorized institutions can utilize for currency conversion services for their customers. Although it is expected that the offshore RMB market will continue to grow in depth and size, its growth is subject to many constraints as a result of PRC laws and regulations on foreign exchange. The limited availability of RMB outside the PRC may adversely affect the Fund's ability to achieve its investment objective and the liquidity of the Fund.

Passive Strategy/Index Risk: The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold constituent securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund's return to be lower than if the Fund employed an active strategy.

Index Tracking Risk: While the Adviser seeks to track the performance of the Index as closely as possible (i.e., achieve a high degree of correlation with the Index), the Fund's return may not match or achieve a high degree of correlation with the return of the Index due to operating expenses, the impact of foreign taxes, transaction costs, foreign currency-related transactions, cash flows, regulatory requirements and operational inefficiencies. For example, the Adviser anticipates that it may take several business days for additions and deletions to the Index to be reflected in the portfolio composition of the Fund. One or more securities included the Index may be suspended from trading and such securities would be valued by the Index at the last closing price. The Fund is expected to value these securities and its other investments based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities' closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund's ability to track the Index may be adversely affected.

Equity Investing Risk: The value of equity securities may increase or decrease as a result of market fluctuations, changes in interest rates and perceived trends in stock prices.

Foreign Investment Risk: Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the U.S. pose distinct risks since political and economic events, government actions, regulatory requirements, and securities market structures unique to a country or region will affect those markets and their issuers. Securities traded on foreign markets may be less liquid (harder to sell) than securities traded domestically. In addition, the value of the currency of the country in which the Fund has invested could decline relative to the value of the U.S. dollar, which may affect the value of the investment to U.S. investors. These risks may be heightened in connection with investments in developing or emerging countries. In addition, investments in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and ADRs and GDRs, many of which are issued by companies in emerging markets, may be more volatile.

Emerging Markets Risk: Investment in emerging markets subjects the Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. There is also the potential for unfavorable action such as expropriation, nationalization, embargo, and acts of war. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with investments in issuers domiciled in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar. Settlement practices for transactions in foreign markets may differ from those in U.S. markets. Such differences include delays beyond periods customary in the United States and practices, such as delivery of securities prior to receipt of payment, which increase the likelihood of a "failed settlement." Failed settlements can result in losses to the Fund. For these and other reasons, investments in emerging markets are often considered speculative.

Geographic Risk: Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds. For example, a fund that focuses on a single country (e.g., China or Japan), or a specific region is more exposed to that country's or region's economic cycles, currency exchange rates, stock market valuations and political risks compared with a more geographically diversified fund. The economies and financial markets of certain regions, such as Asia, can be interdependent and may decline all at the same time.

Industrial Sector Risk: Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely to a significant extent on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Financial Sector Risk: Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets since 2007 generally has caused an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector.

Derivatives Risk: A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities. In addition, the Fund's investment in a derivative may not have the desired effect.

Counterparty Risk: The Fund will be subject to credit risk with respect to the counterparties with which the Fund enters into derivatives contracts. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Leverage Risk: The Fund may be exposed to leveraging risk by, among other things, engaging in borrowing transactions, certain derivatives transactions, and other investment transactions such as when-issued, delayed-delivery, or forward commitment transactions. When the Fund engages in transactions that have a leveraging effect on the Fund's investment portfolio, the value of the Fund will be more volatile and all other risks will tend to be compounded.

Investment in Other Investment Companies Risk: The Fund's investments in other investment companies subject the Fund to the risks affecting those investment companies, including the possibility that the value of the securities held by those investment companies could decrease. In addition, the Fund's shareholders will bear both their proportionate share of expenses in the Fund and indirectly, the expenses of the investment companies.

Non-diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Cross-exchange Trading Risk: Trades do not cross between the Shanghai and Shenzhen stock exchanges and a separate broker is assigned for each exchange. If the Fund rebalances across both exchanges, the Fund must trade out of stocks listed on one exchange with a broker and trade into stocks on the other exchange with a separate broker. As a result, the Fund may incur additional fees.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund. The Fund's Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
Non-diversification Risk: The Fund is non-diversified and may invest a larger percentage of its assets in securities of a few issuers or even a single issuer than that of a diversified fund. As a result, the Fund's performance may be disproportionately impacted by the performance of relatively few securities.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns based on net assets and comparing the Fund’s performance to the Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus.
SPDR MSCI China A Shares IMI ETF | SPDR MSCI China A Shares IMI ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
Year 1	rr_ExpenseExampleYear01	$ 66
Year 3	rr_ExpenseExampleYear03	$ 208

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.